Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 110,000
Previously Paid Amount	0.00
Total Fee Amount	16.84
Total Offset Amount	0.00
Net Fee	16.84
Narrative - Max Aggregate Offering Price	$ 110,000
Final Prospectus	true